SHARE-BASED COMPENSATION - Restricted share units ("RSUs") (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands						12 Months Ended
	Nov. 12, 2025	Aug. 29, 2025	Apr. 22, 2025	Mar. 10, 2025	Feb. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-Average Grant Date Fair Value Per Share
Compensation expenses to options granted						¥ 114,652	¥ 116,064	¥ 234,624
Unrecognized share-based compensation expense						¥ 239,216
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						2 years 10 months 9 days
Restricted share units ("RSUs")
Numbers of RSUs
Outstanding at the beginning						550,347
Number of awards granted	338,340	338,340	338,340	338,340	338,340	338,340
Forfeited						58,524
Vested						158,550
Outstanding at the end						671,613	550,347
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share)						¥ 38.25
Granted (in dollars per share)						149.68	¥ 31.22	¥ 76.52
Forfeited (in dollars per share)						62.31
Exercised (in dollars per share)						45.22
Outstanding at the end (in dollars per share)						¥ 90.65	¥ 38.25
Total intrinsic value of share units exercised						¥ 17,028	¥ 7,789	¥ 2,252
Compensation expenses to options granted						8,200	¥ 6,673	¥ 5,646
Unrecognized share-based compensation expense						¥ 56,173
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period						3 years 6 months 10 days
Restricted share units ("RSUs") | Vested on each of the first and second anniversaries
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						50.00%
Numbers of RSUs
Number of awards granted						17,858
Restricted share units ("RSUs") | Vested on each of the first, second, third and fourth anniversaries
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						25.00%
Numbers of RSUs
Number of awards granted						310,115
Restricted share units ("RSUs") | Vest every six months
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						12.50%
Numbers of RSUs
Number of awards granted						3,251
Restricted share units ("RSUs") | Vested on each of the first anniversary
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage						33.33%
Numbers of RSUs
Number of awards granted						7,116